FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,694,421)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(3,368,026)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(4,041,631)
Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(60,855)
Interest rate depreciation risk | Scenario I - Likely | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	375,184
Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(45,642)
Interest rate depreciation risk | Scenario (25%) | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	281,388
Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(30,428)
Interest rate depreciation risk | Scenario (50%) | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	187,592
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(12,691,857)
Effect on profit/loss - revenue (expense)	R$ (12,691,857)
Assumed interest rate	13.15%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (1,668,809)
Effect on profit/loss - revenue (expense)	R$ (1,668,809)
Assumed interest rate	13.15%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (2,086,011)
Effect on profit/loss - revenue (expense)	R$ (2,086,011)
Assumed interest rate	16.44%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (2,503,213)
Effect on profit/loss - revenue (expense)	R$ (2,503,213)
Assumed interest rate	19.72%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 662,670
Financial Liabilities	(5,254,068)
Effect on profit/loss - revenue (expense)	R$ (4,591,398)
Assumed interest rate	13.25%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 87,804
Financial Liabilities	(696,164)
Effect on profit/loss - revenue (expense)	R$ (608,360)
Assumed interest rate	13.25%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 109,755
Financial Liabilities	(870,205)
Effect on profit/loss - revenue (expense)	R$ (760,450)
Assumed interest rate	16.56%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 131,706
Financial Liabilities	(1,044,246)
Effect on profit/loss - revenue (expense)	R$ (912,540)
Assumed interest rate	19.88%
TJLP (long-term interest rate) | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (5,062,730)
Effect on profit/loss - revenue (expense)	R$ (5,062,730)
Assumed interest rate	7.00%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (354,391)
Effect on profit/loss - revenue (expense)	R$ (354,391)
Assumed interest rate	7.00%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (442,989)
Effect on profit/loss - revenue (expense)	R$ (442,989)
Assumed interest rate	8.75%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (531,587)
Effect on profit/loss - revenue (expense)	R$ (531,587)
Assumed interest rate	10.50%
IGPM | Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	R$ (857,404)
Effect on profit/loss - revenue (expense)	R$ (616,314)
Assumed interest rate	10.20%
IGPM | Interest rate appreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 241,090
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(87,451)
Effect on profit/loss - revenue (expense)	R$ (62,861)
Assumed interest rate	10.20%
IGPM | Interest rate appreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 24,590
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(109,313)
Effect on profit/loss - revenue (expense)	R$ (78,576)
Assumed interest rate	12.75%
IGPM | Interest rate appreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 30,737
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(131,176)
Effect on profit/loss - revenue (expense)	R$ (94,291)
Assumed interest rate	15.30%
IGPM | Interest rate appreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 36,885
IPCA | Interest rate depreciation risk
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ 813,196
Assumed interest rate	7.48%
IPCA | Interest rate depreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 116,253
IPCA | Interest rate depreciation risk | Rights of Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Financial assets	5,710,441
IPCA | Interest rate depreciation risk | Loans and financing
Composition of balances in foreign currency and sensitivity analysis
Financial Liabilities	(5,013,498)
IPCA | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (60,855)
Assumed interest rate	7.48%
IPCA | Interest rate depreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (8,700)
IPCA | Interest rate depreciation risk | Scenario I - Likely | Rights of Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(427,339)
IPCA | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (45,642)
Assumed interest rate	5.61%
IPCA | Interest rate depreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (6,525)
IPCA | Interest rate depreciation risk | Scenario (25%) | Rights of Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(320,505)
IPCA | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (30,428)
Assumed interest rate	3.74%
IPCA | Interest rate depreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (4,350)
IPCA | Interest rate depreciation risk | Scenario (50%) | Rights of Reimbursement
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (213,670)